PARTNERS' CAPITAL	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
PARTNERS' CAPITAL

11. PARTNERS' CAPITAL

A rollforward of the number of common limited partner, subordinated limited partner and General Partner units follows.

	Common	Subordinated	General Partner	Total
Units, January 1, 2014	29,079,866	24,409,850	1,091,453	54,581,169
Units issued in connection with the March Equity 2014 Offering	5,300,000	—	—	5,408,337
Contribution from General Partner	—	—	108,337	108,337
Net units issued under SMLP LTIP	46,647	—	861	47,508
Units, December 31, 2014	34,426,513	24,409,850	1,200,651	60,037,014
Units issued in connection with the May 2015 Equity Offering	7,475,000	—	—	7,475,000
Contribution from General Partner	—	—	152,551	152,551
Net units issued under SMLP LTIP	161,131	—	1,498	162,629
Units, December 31, 2015	42,062,644	24,409,850	1,354,700	67,827,194
Subordinated units conversion	24,409,850	(24,409,850)	—	—
Units issued in connection with the September 2016 Equity Offering	5,500,000	—	—	5,500,000
Contribution from General Partner	—	—	112,245	112,245
Net units issued under SMLP LTIP	138,627	—	4,242	142,869
Units, December 31, 2016	72,111,121	—	1,471,187	73,582,308

Unit Offerings.  In March 2014, we completed an underwritten public offering of 10,350,000 common units at a price of $38.75 per unit, of which 5,300,000 common units were offered by the Partnership and 5,050,000 common units were offered by a subsidiary of Summit Investments, pursuant to an effective shelf registration statement on Form S-3 previously filed with the SEC. Concurrently, our General Partner made a capital contribution to maintain its approximate 2% general partner interest in SMLP.  We used the proceeds from the primary offering and the General Partner capital contribution to fund a portion of the purchase of Red Rock Gathering.

In September 2014, we completed a secondary underwritten public offering of 4,347,826 SMLP common units held by a subsidiary of Summit Investments pursuant to an effective shelf registration statement on Form S-3 previously filed with the SEC. We did not receive any proceeds from this offering.

In May 2015, we completed an underwritten public offering of 6,500,000 common units at a price of $30.75 per unit pursuant to an effective shelf registration statement on Form S-3 previously filed with the SEC (the "May 2015 Equity Offering"). On May 22, 2015, the underwriters exercised in full their option to purchase an additional 975,000 common units from us at a price of $30.75 per unit. Concurrent with both transactions, our General Partner made a capital contribution to us to maintain its approximate 2% general partner interest.

In September 2016, we completed an underwritten public offering of 5,500,000 common units at a price of $23.20 per unit pursuant to an effective shelf registration statement on Form S-3 previously filed with the SEC (the "September 2016 Equity Offering").  Following the September 2016 Equity Offering, our General Partner made a capital contribution to us to maintain its approximate 2% general partner interest.  We used the net proceeds from the September 2016 Equity Offering to pay down our Revolving Credit Facility.

In January 2017, we completed a secondary underwritten public offering of 4,000,000 SMLP common units held by a subsidiary of Summit Investments pursuant to an effective shelf registration statement on Form S-3 previously filed with the SEC. We did not receive any proceeds from this offering.

Subordination.  The subordination period ended in conjunction with the February 2016 distribution payment in respect of the fourth quarter of 2015 and the then-outstanding subordinated units converted to common units on a one-for-one basis.  Prior to the end of the subordination period, the principal difference between our common units and subordinated units was that holders of the subordinated units were not entitled to receive any distribution of available cash until the common units had received the minimum quarterly distribution ("MQD") plus any arrearages in the payment of the MQD from prior quarters.

Noncontrolling Interest.  We have recorded Summit Investments' indirect retained ownership interest in OpCo and its subsidiaries as a noncontrolling interest in the consolidated financial statements.

Summit Investments' Equity in Contributed Subsidiaries.  Summit Investments' equity in contributed subsidiaries represents its position in the net assets of the 2016 Drop Down Assets, Polar and Divide, Red Rock Gathering and Bison Midstream that have been acquired by SMLP. The balance also reflects net income attributable to Summit Investments for the 2016 Drop Down Assets, Polar and Divide, Red Rock Gathering and Bison Midstream for the periods beginning on their respective acquisition dates by Summit Investments and ending on the dates they were acquired by the Partnership.  Net income or loss was attributed to Summit Investments for:

•	the 2016 Drop Down Assets for the period from January 1, 2014 to March 3, 2016;
•	Polar and Divide for the period from January 1, 2014 to May 18, 2015; and
•	Red Rock Gathering for the period from January 1, 2014 to March 18, 2014.

Although included in partners' capital, any net income or loss attributable to Summit Investments is excluded from the calculation of EPU.

2016 Drop Down.  On March 3, 2016, we acquired the 2016 Drop Down Assets from a subsidiary of Summit Investments. We paid cash consideration of $360.0 million and recognized a Deferred Purchase Price Obligation of $507.4 million in exchange for Summit Investments' $1.11 billion net investment in the 2016 Drop Down Assets (see Note 16).  In June 2016, we received a working capital adjustment of $0.6 million from a subsidiary of Summit Investments.  We recognized a capital contribution from Summit Investments for the difference between (i) the net cash consideration paid and the Deferred Purchase Price Obligation and (ii) Summit Investments' net investment in the 2016 Drop Down Assets.

The calculation of the capital contribution and its allocation to partners' capital follows (in thousands).

Summit Investments' net investment in the 2016 Drop Down Assets	$771,929
SMP Holdings borrowings allocated to 2016 Drop Down Assets and retained by Summit Investments	342,926
Acquired carrying value of 2016 Drop Down Assets		$1,114,855

Deferred Purchase Price Obligation	$507,427
Borrowings under Revolving Credit Facility	360,000
Working capital adjustment received from a subsidiary of Summit Investments	(569)
Total consideration paid and recognized by SMLP		866,858
Excess of acquired carrying value over consideration paid and recognized		$247,997

Allocation of capital contribution:
General partner interest	$4,953
Common limited partner interest	243,044
Partners' capital contribution – excess of acquired carrying value over consideration paid and recognized		$247,997

Polar and Divide Drop Down.  On May 18, 2015, we acquired 100% of the membership interests in Polar Midstream and Epping from a subsidiary of Summit Investments. We paid total net cash consideration of $285.7 million in exchange for Summit Investments' $416.0 million net investment in Polar Midstream and Epping, including customary working capital and capital expenditures adjustments (see Note 16 for additional information).  We recognized a capital contribution from Summit Investments for the difference between cash consideration paid and Summit Investments' net investment in Polar Midstream and Epping.

The calculation of the capital contribution and its allocation to partners' capital follow (in thousands).

Summit Investments' net investment in Polar Midstream and Epping		$416,044
Total net cash consideration paid to a subsidiary of Summit Investments		285,677
Excess of acquired carrying value over consideration paid		$130,367

Allocation of capital contribution:
General partner interest	$2,607
Common limited partner interest	80,079
Subordinated limited partner interest	47,681
Partners' capital contribution – excess of acquired carrying value over consideration paid		$130,367

Red Rock Drop Down.  On March 18, 2014, we acquired 100% of the membership interests in Red Rock Gathering from a subsidiary of Summit Investments. We paid total net cash consideration of $307.9 million (including working capital adjustments accrued in December 2014 and cash settled in February 2015) in exchange for Summit Investments' $241.8 million net investment in Red Rock Gathering.  As a result of the excess of the purchase price over acquired carrying value of Red Rock Gathering, SMLP recognized a capital distribution to Summit Investments.

The calculation of the capital distribution and its allocation to partners' capital follow (in thousands).

Summit Investments' net investment in Red Rock Gathering		$241,817
Total net cash consideration paid to a subsidiary of Summit Investments		307,941
Excess of consideration paid over acquired carrying value		$(66,124)

Allocation of capital distribution:
General partner interest	$(1,323)
Common limited partner interest	(37,910)
Subordinated limited partner interest	(26,891)
Partners' capital distribution – excess of consideration paid over acquired carrying value		$(66,124)

Cash Distribution Policy

Our cash distribution policy, as expressed in our Partnership Agreement, may not be modified or repealed without amending our Partnership Agreement. Our Partnership Agreement requires that we distribute all of our available cash (as defined below) within 45 days after the end of each quarter to unitholders of record on the applicable record date.  Our policy is to distribute to our unitholders an amount of cash each quarter that is equal to or greater than the MQD stated in our Partnership Agreement.

General Partner Interest.  Our General Partner is entitled to an equivalent percentage of all distributions that we make prior to our liquidation based on its respective general partner interest, up to a maximum of 2%. Our General Partner has the right, but not the obligation, to contribute a proportionate amount of capital to us to maintain its current general partner interest. Our General Partner's interest in our distributions will be reduced if we issue additional units in the future and our General Partner does not contribute a proportionate amount of capital to us to maintain its general partner interest immediately prior to the unit issuance.

Minimum Quarterly Distribution.  Our Partnership Agreement generally requires that we make a minimum quarterly distribution to the holders of our common units of $0.40 per unit, or $1.60 on an annualized basis, to the extent we have sufficient cash from our operations after the establishment of cash reserves and the payment of costs and expenses, including reimbursements of expenses to our General Partner. The amount of distributions paid under our policy is subject to fluctuations based on the amount of cash we generate from our business and the decision to make any distribution is determined by our General Partner, taking into consideration the terms of our Partnership Agreement.

Definition of Available Cash.  Available cash generally means, for any quarter, all cash on hand at the end of that quarter:

•	less the amount of cash reserves established by our General Partner at the date of determination of available cash for that quarter to:
•	provide for the proper conduct of our business (including reserves for our future capital expenditures and anticipated future debt service requirements);
•	comply with applicable law, any of our debt instruments or other agreements; or
•

provide funds for distributions to our unitholders and to our General Partner for any one or more of the next four quarters (provided that our General Partner may not establish cash reserves for distributions unless it determines that the establishment of reserves will not prevent us from distributing the minimum quarterly distribution on all common units and any cumulative arrearages on such common units for the current quarter);

•

plus, if our General Partner so determines, all or any portion of the cash on hand on the date of determination of available cash for the quarter resulting from working capital borrowings made subsequent to the end of such quarter.

Cash Distributions Paid and Declared.  We paid the following per-unit distributions during the years ended December 31:

	Year ended December 31,
	2016	2015	2014
Per-unit annual distributions to unitholders	$2.300	$2.270	$2.040

On January 26, 2017, the Board of Directors of our General Partner declared a distribution of $0.575 per unit for the quarterly period ended December 31, 2016.  This distribution, which totaled $44.5 million, was paid on February 14, 2017 to unitholders of record at the close of business on February 7, 2017.

We allocated the February 2017 distribution in accordance with the third target distribution level (see "Incentive Distribution Rights—Percentage Allocations of Available Cash" below for additional information.)

Incentive Distribution Rights.  Our General Partner also currently holds IDRs that entitle it to receive increasing percentage allocations of the cash we distribute from operating surplus (as set forth in the chart below).  The maximum distribution includes distributions paid to our General Partner on an assumed 2% general partner interest. The maximum distribution does not include any distributions that our General Partner may receive on any common units that it owns.

Percentage Allocations of Available Cash.  The following table illustrates the percentage allocations of available cash between the unitholders and our General Partner based on the specified target distribution levels. The amounts set forth in the column Marginal Percentage Interest in Distributions are the percentage interests of our General Partner and the unitholders in any available cash we distribute up to and including the corresponding amount in the column Total Quarterly Distribution Per Unit Target Amount. The percentage interests shown for our unitholders and our General Partner for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the MQD. The percentage interests set forth below for our General Partner assume (i) a 2% general partner interest, (ii) that our General Partner has not transferred its IDRs and (iii) that there are no arrearages on common units.

	Total quarterly distribution per unit target amount	Marginal percentage interest in distributions
		Unitholders	General Partner
Minimum quarterly distribution	$0.40	98%	2%
First target distribution	$0.40 up to $0.46	98%	2%
Second target distribution	above $0.46 up to $0.50	85%	15%
Third target distribution	above $0.50 up to $0.60	75%	25%
Thereafter	above $0.60	50%	50%

We reached the second target distribution in connection with the distribution declared in respect of the fourth quarter of 2013.  We reached the third target distribution in connection with the distribution declared in respect of the second quarter of 2014.

Our payment of IDRs as reported in distributions to unitholders – General Partner in the statements of partners' capital during the years ended December 31 follow.

	Year ended December 31,
	2016	2015	2014
	(In thousands)
IDR payments	$7,912	$6,743	$2,326

For the purposes of calculating net income attributable to General Partner in the statements of operations and partners' capital, the financial impact of IDRs is recognized in respect of the quarter for which the distributions were declared. For the purposes of calculating distributions to unitholders in the statements of partners' capital and cash flows, IDR payments are recognized in the quarter in which they are paid.